Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Value Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Factor ETF
Class Name	Fidelity® Value Factor ETF
Trading Symbol	FVAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Factor ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Factor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,141,339,050
Holdings Count | shares	129
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,141,339,050
Number of Holdings	129
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.1 Financials 12.8 Consumer Discretionary 9.9 Health Care 9.8 Communication Services 9.7 Industrials 9.7 Consumer Staples 4.1 Energy 3.0 Materials 2.3 Utilities 2.1 Real Estate 1.9 Common Stocks 95.4 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 United States 99.7 Australia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Australia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.1 Apple Inc 6.2 Alphabet Inc Class A 5.1 Microsoft Corp 4.8 Micron Technology Inc 3.5 Amazon.com Inc 3.5 Meta Platforms Inc Class A 2.5 Tesla Inc 2.1 Eli Lilly & Co 1.9 Berkshire Hathaway Inc Class B 1.8 38.5
Fidelity U.S. Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Multifactor ETF
Class Name	Fidelity® U.S. Multifactor ETF
Trading Symbol	FLRG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® U.S. Multifactor ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Multifactor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 276,240,633
Holdings Count | shares	105
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$276,240,633
Number of Holdings	105
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.2 Financials 13.1 Communication Services 10.6 Industrials 9.9 Health Care 9.9 Consumer Discretionary 9.2 Consumer Staples 4.7 Energy 3.2 Materials 2.8 Real Estate 2.0 Utilities 1.9 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.3 Alphabet Inc Class A 5.8 Microsoft Corp 5.1 Broadcom Inc 2.6 Meta Platforms Inc Class A 2.5 Newmont Corp 1.9 Johnson & Johnson 1.9 Visa Inc Class A 1.6 AbbVie Inc 1.5 36.7
Fidelity Stocks for Inflation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Stocks for Inflation ETF
Class Name	Fidelity® Stocks for Inflation ETF
Trading Symbol	FCPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stocks for Inflation ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stocks for Inflation ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 243,366,617
Holdings Count | shares	103
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$243,366,617
Number of Holdings	103
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.8 Health Care 14.6 Materials 9.2 Consumer Staples 8.7 Financials 8.6 Energy 7.9 Consumer Discretionary 5.0 Communication Services 5.0 Industrials 4.9 Real Estate 4.4 Utilities 3.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.4 Newmont Corp 6.0 Apple Inc 5.3 Microsoft Corp 4.4 CF Industries Holdings Inc 3.2 CNX Resources Corp 3.2 Alphabet Inc Class A 2.7 Simon Property Group Inc 2.6 Antero Midstream Corp 2.5 United Therapeutics Corp 2.3 38.6
Fidelity Small-Mid Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Small-Mid Multifactor ETF
Class Name	Fidelity® Small-Mid Multifactor ETF
Trading Symbol	FSMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small-Mid Multifactor ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small-Mid Multifactor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 2,035,382,635
Holdings Count | shares	589
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$2,035,382,635
Number of Holdings	589
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.9 Financials 17.6 Information Technology 12.5 Consumer Discretionary 11.6 Health Care 11.3 Real Estate 6.1 Materials 4.6 Consumer Staples 3.8 Energy 3.7 Communication Services 3.3 Utilities 2.5 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.8 Australia 0.8 Puerto Rico 0.6 United Kingdom 0.5 Thailand 0.4 Bermuda 0.3 Sweden 0.2 Monaco 0.1 Canada 0.1 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.8 Australia - 0.8 Puerto Rico - 0.6 United Kingdom - 0.5 Thailand - 0.4 Bermuda - 0.3 Sweden - 0.2 Monaco - 0.1 Canada - 0.1 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Anglogold Ashanti Plc 0.8 Ciena Corp 0.8 Comfort Systems USA Inc 0.8 EMCOR Group Inc 0.7 Tapestry Inc 0.6 Flex Ltd 0.6 TechnipFMC PLC 0.5 United Therapeutics Corp 0.5 Curtiss-Wright Corp 0.5 CH Robinson Worldwide Inc 0.4 6.2
Fidelity Fundamental Small-Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Small-Mid Cap ETF
Class Name	Fidelity® Fundamental Small-Mid Cap ETF
Trading Symbol	FFSM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Small-Mid Cap ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Small-Mid Cap ETF	$ 24	0.43%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.43%
Net Assets	$ 1,043,266,630
Holdings Count | shares	202
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,043,266,630
Number of Holdings	202
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.7 Financials 15.1 Information Technology 14.2 Consumer Discretionary 11.8 Health Care 10.6 Real Estate 5.5 Energy 5.1 Materials 4.1 Consumer Staples 3.6 Utilities 2.6 Communication Services 0.7 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 93.0 Canada 2.4 United Kingdom 2.0 Thailand 1.7 Israel 0.5 Puerto Rico 0.3 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 Canada - 2.4 United Kingdom - 2.0 Thailand - 1.7 Israel - 0.5 Puerto Rico - 0.3 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) TechnipFMC PLC 2.0 Somnigroup International Inc 1.8 Fabrinet 1.7 US Foods Holding Corp 1.4 Jones Lang LaSalle Inc 1.4 Lumentum Holdings Inc 1.3 ITT Inc 1.3 Advanced Energy Industries Inc 1.3 FirstCash Holdings Inc 1.3 Comfort Systems USA Inc 1.3 14.8
Fidelity Real Estate Investment ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment ETF
Class Name	Fidelity® Real Estate Investment ETF
Trading Symbol	FPRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Investment ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment ETF	$ 29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 13,808,593
Holdings Count | shares	42
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$13,808,593
Number of Holdings	42
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 33.6 Retail REITs 17.4 Industrial REITs 15.3 Health Care REITs 12.9 Residential REITs 11.6 Real Estate Management & Development 8.3 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 8.9 Welltower Inc 8.6 American Tower Corp 8.2 NNN REIT Inc 4.5 Kimco Realty Corp 4.2 Public Storage 4.1 CBRE Group Inc Class A 3.9 Digital Realty Trust Inc 3.8 UDR Inc 3.5 59.7
Fidelity Quality Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Quality Factor ETF
Class Name	Fidelity® Quality Factor ETF
Trading Symbol	FQAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Quality Factor ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Quality Factor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,174,345,168
Holdings Count | shares	128
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,174,345,168
Number of Holdings	128
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Financials 12.1 Consumer Discretionary 9.6 Health Care 9.6 Communication Services 9.5 Industrials 8.8 Consumer Staples 4.6 Energy 3.0 Materials 2.4 Utilities 2.0 Real Estate 1.9 Common Stocks 94.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 United States 99.7 Australia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Australia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.5 Microsoft Corp 5.3 Alphabet Inc Class A 5.0 Broadcom Inc 3.0 Meta Platforms Inc Class A 2.6 Eli Lilly & Co 1.9 JPMorgan Chase & Co 1.9 Lam Research Corp 1.8 Johnson & Johnson 1.5 37.0
Fidelity Fundamental Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Core ETF
Class Name	Fidelity® Fundamental Large Cap Core ETF
Trading Symbol	FFLC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Core ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Core ETF	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 987,956,010
Holdings Count | shares	103
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$987,956,010
Number of Holdings	103
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.1 Financials 14.2 Industrials 12.7 Communication Services 12.4 Consumer Discretionary 9.0 Health Care 8.6 Energy 5.0 Consumer Staples 4.3 Materials 2.6 Utilities 1.8 Real Estate 1.3 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 92.5 Canada 2.7 Taiwan 1.6 United Kingdom 1.3 Germany 0.7 Netherlands 0.5 Zambia 0.4 Brazil 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.5 Canada - 2.7 Taiwan - 1.6 United Kingdom - 1.3 Germany - 0.7 Netherlands - 0.5 Zambia - 0.4 Brazil - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.1 Alphabet Inc Class A 6.8 Amazon.com Inc 4.8 Microsoft Corp 4.3 Meta Platforms Inc Class A 4.2 Apple Inc 3.7 Exxon Mobil Corp 2.5 Broadcom Inc 2.1 Wells Fargo & Co 2.1 Boeing Co 2.0 40.6
Fidelity Momentum Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Momentum Factor ETF
Class Name	Fidelity® Momentum Factor ETF
Trading Symbol	FDMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Momentum Factor ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Momentum Factor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 640,226,627
Holdings Count | shares	127
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$640,226,627
Number of Holdings	127
Portfolio Turnover	102%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.5 Financials 12.9 Communication Services 10.6 Consumer Discretionary 10.3 Industrials 9.9 Health Care 9.2 Consumer Staples 5.0 Energy 3.1 Materials 2.2 Utilities 2.1 Real Estate 2.1 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.1 Canada 0.7 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Canada - 0.7 Australia - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Alphabet Inc Class A 5.9 Microsoft Corp 5.9 Amazon.com Inc 4.1 Broadcom Inc 3.3 Meta Platforms Inc Class A 2.7 Micron Technology Inc 2.4 Tesla Inc 2.3 Lam Research Corp 1.9 Berkshire Hathaway Inc Class B 1.7 38.4
Fidelity Magellan ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan℠ ETF
Class Name	Fidelity® Magellan℠ ETF
Trading Symbol	FMAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan℠ ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan℠ ETF	$ 28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 257,683,851
Holdings Count | shares	59
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$257,683,851
Number of Holdings	59
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.3 Industrials 15.9 Financials 15.8 Consumer Discretionary 11.9 Communication Services 6.2 Health Care 5.1 Materials 4.4 Utilities 2.3 Consumer Staples 1.8 Real Estate 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.9 Taiwan 2.1 Brazil 0.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 Taiwan - 2.1 Brazil - 0.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.7 Microsoft Corp 7.7 Amazon.com Inc 6.2 Broadcom Inc 4.8 Meta Platforms Inc Class A 4.7 Visa Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.1 GE Aerospace 2.1 Mastercard Inc Class A 1.9 Synopsys Inc 1.9 44.3
Fidelity Low Volatility Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Volatility Factor ETF
Class Name	Fidelity® Low Volatility Factor ETF
Trading Symbol	FDLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low Volatility Factor ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Volatility Factor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,473,815,257
Holdings Count | shares	128
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,473,815,257
Number of Holdings	128
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.9 Financials 13.0 Communication Services 11.0 Health Care 10.1 Consumer Discretionary 10.0 Industrials 9.2 Consumer Staples 5.0 Energy 3.2 Utilities 2.2 Materials 2.2 Real Estate 2.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Apple Inc 7.5 Alphabet Inc Class A 6.0 Microsoft Corp 6.0 Amazon.com Inc 4.0 Broadcom Inc 3.7 Meta Platforms Inc Class A 2.7 Eli Lilly & Co 1.9 Berkshire Hathaway Inc Class B 1.8 JPMorgan Chase & Co 1.8 IBM Corporation 1.8 37.2
Fidelity High Dividend ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® High Dividend ETF
Class Name	Fidelity® High Dividend ETF
Trading Symbol	FDVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Dividend ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Dividend ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 8,474,119,904
Holdings Count | shares	108
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$8,474,119,904
Number of Holdings	108
Portfolio Turnover	0%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.7 Financials 22.2 Consumer Staples 12.0 Utilities 9.6 Energy 9.5 Real Estate 8.4 Consumer Discretionary 4.2 Health Care 3.7 Communication Services 2.9 Industrials 2.6 Materials 0.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.9 Netherlands 2.7 Sweden 1.6 Japan 0.3 Indonesia 0.2 United Kingdom 0.2 Singapore 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.9 Netherlands - 2.7 Sweden - 1.6 Japan - 0.3 Indonesia - 0.2 United Kingdom - 0.2 Singapore - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.6 Apple Inc 5.4 Microsoft Corp 4.5 Broadcom Inc 2.8 JPMorgan Chase & Co 2.7 ABN AMRO Bank NV depository receipt 2.6 Exxon Mobil Corp 2.4 Philip Morris International Inc 2.2 Citigroup Inc 2.0 Coca-Cola Co/The 1.9 33.1
Fidelity Fundamental Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Growth ETF
Class Name	Fidelity® Fundamental Large Cap Growth ETF
Trading Symbol	FFLG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Growth ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Growth ETF	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 525,388,866
Holdings Count | shares	99
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$525,388,866
Number of Holdings	99
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.1 Communication Services 17.0 Consumer Discretionary 12.3 Health Care 7.9 Industrials 6.2 Financials 4.8 Materials 1.5 Real Estate 0.9 Consumer Staples 0.8 Utilities 0.5 Energy 0.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.8 Taiwan 2.7 Canada 1.7 Belgium 0.8 Netherlands 0.7 Singapore 0.3 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Taiwan - 2.7 Canada - 1.7 Belgium - 0.8 Netherlands - 0.7 Singapore - 0.3 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.6 Apple Inc 8.1 Microsoft Corp 6.7 Amazon.com Inc 6.3 Alphabet Inc Class A 6.0 Meta Platforms Inc Class A 5.0 Broadcom Inc 3.4 Alphabet Inc Class C 2.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Mastercard Inc Class A 1.9 58.6
Fidelity Dividend ETF for Rising Rates
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend ETF for Rising Rates
Class Name	Fidelity® Dividend ETF for Rising Rates
Trading Symbol	FDRR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dividend ETF for Rising Rates for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend ETF for Rising Rates	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 673,462,045
Holdings Count | shares	117
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$673,462,045
Number of Holdings	117
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.0 Financials 14.8 Communication Services 10.1 Consumer Discretionary 9.9 Industrials 9.8 Health Care 9.8 Consumer Staples 4.8 Energy 3.1 Utilities 2.2 Real Estate 2.0 Materials 1.6 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.9 Netherlands 2.0 Indonesia 0.8 Germany 0.8 United Kingdom 0.7 Japan 0.7 Singapore 0.5 France 0.4 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 Netherlands - 2.0 Indonesia - 0.8 Germany - 0.8 United Kingdom - 0.7 Japan - 0.7 Singapore - 0.5 France - 0.4 Australia - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Apple Inc 6.7 Microsoft Corp 5.6 Alphabet Inc Class A 5.2 Broadcom Inc 3.5 Meta Platforms Inc Class A 2.5 JPMorgan Chase & Co 2.1 Eli Lilly & Co 2.0 Johnson & Johnson 1.7 ABN AMRO Bank NV depository receipt 1.6 39.2
Fidelity Blue Chip Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value ETF
Class Name	Fidelity® Blue Chip Value ETF
Trading Symbol	FBCV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Value ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value ETF	$ 31	0.57%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%
Net Assets	$ 156,465,398
Holdings Count | shares	117
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$156,465,398
Number of Holdings	117
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.0 Industrials 13.8 Health Care 11.1 Consumer Staples 10.1 Energy 9.0 Information Technology 8.0 Communication Services 8.0 Consumer Discretionary 7.6 Materials 4.9 Utilities 3.2 Real Estate 0.2 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 93.9 United Kingdom 3.9 Canada 1.9 Taiwan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 United Kingdom - 3.9 Canada - 1.9 Taiwan - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 4.4 Alphabet Inc Class A 4.4 Amazon.com Inc 2.8 Bank of America Corp 2.7 Merck & Co Inc 2.3 Cisco Systems Inc 2.1 Travelers Companies Inc/The 2.0 Shell PLC ADR 2.0 Wells Fargo & Co 1.9 Cigna Group/The 1.8 26.4
Fidelity Blue Chip Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth ETF
Class Name	Fidelity® Blue Chip Growth ETF
Trading Symbol	FBCG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth ETF	$ 30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
Net Assets	$ 5,499,322,432
Holdings Count | shares	203
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,499,322,432
Number of Holdings	203
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.1 Consumer Discretionary 17.4 Communication Services 16.5 Health Care 6.6 Industrials 5.4 Financials 3.4 Consumer Staples 0.7 Real Estate 0.6 Materials 0.5 Utilities 0.4 Energy 0.3 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.2 Canada 1.5 Taiwan 1.1 Netherlands 0.3 Finland 0.2 Switzerland 0.2 Brazil 0.1 China 0.1 United Kingdom 0.1 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.2 Canada - 1.5 Taiwan - 1.1 Netherlands - 0.3 Finland - 0.2 Switzerland - 0.2 Brazil - 0.1 China - 0.1 United Kingdom - 0.1 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.7 Apple Inc 9.5 Alphabet Inc Class A 8.4 Amazon.com Inc 7.9 Microsoft Corp 6.1 Meta Platforms Inc Class A 4.8 Broadcom Inc 3.3 Eli Lilly & Co 2.6 Netflix Inc 2.0 Tesla Inc 1.6 61.9
Fidelity Fundamental Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Value ETF
Class Name	Fidelity® Fundamental Large Cap Value ETF
Trading Symbol	FFLV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Value ETF for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Value ETF	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 15,857,333
Holdings Count | shares	129
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$15,857,333
Number of Holdings	129
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.9 Industrials 12.0 Health Care 11.7 Information Technology 10.7 Energy 8.0 Consumer Discretionary 8.0 Communication Services 7.8 Consumer Staples 7.6 Materials 4.7 Real Estate 4.2 Utilities 3.7 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 96.6 Taiwan 1.3 United Kingdom 1.1 Canada 0.9 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.6 Taiwan - 1.3 United Kingdom - 1.1 Canada - 0.9 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 5.2 Exxon Mobil Corp 4.2 Wells Fargo & Co 3.1 Bank of America Corp 2.7 Travelers Companies Inc/The 2.4 Cisco Systems Inc 2.4 Hartford Insurance Group Inc/The 2.3 Johnson & Johnson 2.2 Merck & Co Inc 2.0 Gilead Sciences Inc 2.0 28.5